Portfolio of investments—February 28, 2022 (unaudited)

	Shares	Value
Investment companies: 98.42%
Affiliated master portfolios: 55.19%
Allspring Bloomberg US Aggregate ex-Corporate Portfolio		$ 45,096,720
Allspring Core Bond Portfolio		50,548,014
Allspring Disciplined Large Cap Portfolio		32,276,065
Allspring Emerging Growth Portfolio		2,018,985
Allspring Factor Enhanced Emerging Markets Equity Portfolio		2,254,821
Allspring Factor Enhanced International Equity Portfolio		18,966,159
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio		11,022,433
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio		3,357,204
Allspring Real Return Portfolio		20,293,676
Allspring Small Company Value Portfolio		2,021,187
		187,855,264
Alternative investment funds: 4.43%
Allspring Alternative Risk Premia Fund Class R6 ♠†	751,515	6,342,784
PIMCO CommodityRealReturn Strategy Fund Institutional Class	1,198,096	8,746,100
		15,088,884
Bond funds: 18.44%
Allspring Global Investment Grade Credit Fund Class R6 ♠	1,046,833	10,091,473
Allspring High Yield Bond Fund Institutional Class ♠	4,327,953	14,152,405
Allspring Income Plus Fund Institutional Class ♠	4,109,841	38,509,211
		62,753,089
Exchange-traded funds: 12.64%
BlackRock Ultra Short-Term Bond ETF	167,409	8,418,998
iShares Core MSCI EAFE ETF	84,608	5,862,488
iShares Core MSCI Emerging Markets ETF	50,861	2,910,775
iShares Core S&P 500 ETF	28,857	12,660,143
iShares Core S&P Small-Cap ETF	43,807	4,718,452
iShares Core U.S. Aggregate Bond ETF	76,609	8,454,569
		43,025,425
Multi-asset funds: 3.46%
Allspring Diversified Income Builder Fund Class R6 ♠	1,958,053	11,767,901
Stock funds: 4.26%
Allspring Classic Value Fund Class R6 ♠	330,191	4,008,514
Allspring Emerging Markets Equity Fund Class R6 ♠	90,527	2,497,648
Allspring Endeavor Select Fund Class R6 ♠†	365,354	4,000,629
Allspring Premier Large Company Growth Fund Class R6 ♠†	272,573	3,979,573
		14,486,364
Total Investment companies (Cost $318,997,816)		334,976,927

See accompanying notes to portfolio of investments

Allspring Spectrum Conservative Growth Fund  |  1

Portfolio of investments—February 28, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.15%
Investment companies: 0.15%
Allspring Government Money Market Fund Select Class ♠∞		0.03%	505,027	$ 505,027
Total Short-term investments (Cost $505,027)				505,027
Total investments in securities (Cost $319,502,843)	98.57%			335,481,954
Other assets and liabilities, net	1.43			4,875,565
Total net assets	100.00%			$340,357,519

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	$7,209,326	$291,731	$(1,123,672)	$(174,810)	$140,209	$6,342,784
Allspring Classic Value Fund Class R6	0	4,354,635	(205,594)	(1,875)	(138,652)	4,008,514
Allspring Diversified Income Builder Fund Class R6	13,208,671	813,861	(1,716,338)	55,739	(594,032)	11,767,901
Allspring Emerging Markets Equity Fund Class R6	3,182,955	470,257	(420,426)	(79,178)	(655,960)	2,497,648
Allspring Endeavor Select Fund Class R6†	3,739,462	1,621,827	(881,348)	300,461	(779,773)	4,000,629
Allspring Global Investment Grade Credit Fund Class R6	10,860,958	1,350,326	(1,088,301)	(52,778)	(978,732)	10,091,473
Allspring High Yield Bond Fund Institutional Class	11,133,814	5,500,376	(1,977,477)	(37,262)	(467,046)	14,152,405
Allspring Income Plus Fund Institutional Class	34,142,358	12,884,550	(5,667,657)	(82,868)	(2,767,172)	38,509,211
Allspring Large Cap Growth Fund Class R6†	3,739,344	652,921	(3,935,685)	(98,869)	(357,711)	0
Allspring Premier Large Company Growth Fund Class R6†	0	4,364,614	(348,196)	6,628	(43,473)	3,979,573
Short-term investments
Allspring Government Money Market Fund Select Class	1,280,700	37,895,477	(38,671,150)	0	0	505,027
				$(164,812)	$(6,642,342)	$95,855,165

See accompanying notes to portfolio of investments

2  |  Allspring Spectrum Conservative Growth Fund

Portfolio of investments—February 28, 2022 (unaudited)

Investments in affiliates (continued)
	Shares, end of period	Dividends from affiliated Underlying Funds	Net realized gains on capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6†	751,515	$0	$0
Allspring Classic Value Fund Class R6	330,191	0	0
Allspring Diversified Income Builder Fund Class R6	1,958,053	382,575	0
Allspring Emerging Markets Equity Fund Class R6	90,527	22,490	0
Allspring Endeavor Select Fund Class R6†	365,354	0	482,266
Allspring Global Investment Grade Credit Fund Class R6	1,046,833	185,508	410,858
Allspring High Yield Bond Fund Institutional Class	4,327,953	335,952	0
Allspring Income Plus Fund Institutional Class	4,109,841	1,091,612	862,552
Allspring Large Cap Growth Fund Class R6†	0	0	486,357
Allspring Premier Large Company Growth Fund Class R6†	272,573	0	0
Short-term investments
Allspring Government Money Market Fund Select Class	505,027	239	0
		$2,018,376	$2,242,033

†	Non-income-earning security
See accompanying notes to portfolio of investments

Allspring Spectrum Conservative Growth Fund  |  3

Portfolio of investments—February 28, 2022 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated income allocated from affiliated Master Portfolios	Value, end of period
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	7.80%	8.43%	$(115,847)	$(1,263,961)	$420,312	$0	$1,451	$45,096,720
Allspring Core Bond Portfolio	1.07	0.98	(357,335)	(1,635,748)	684,196	0	650	50,548,014
Allspring Disciplined Large Cap Portfolio	11.83	11.07	4,022,731	(1,860,274)	0	394,087	0	32,276,065
Allspring Emerging Growth Portfolio	0.21	0.42	916,145	(1,063,560)	0	1,278	981	2,018,985
Allspring Factor Enhanced Emerging Markets Equity Portfolio	1.47	1.42	351,906	(720,593)	0	56,824	14	2,254,821
Allspring Factor Enhanced International Equity Portfolio	2.86	2.98	1,087,875	(2,344,641)	0	321,299	90	18,966,159
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	1.09	1.47	1,542,831	(1,302,868)	0	88,651	52	11,022,433
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	1.78	1.75	1,123,463	(1,377,080)	0	24,751	20	3,357,204
Allspring High Yield Corporate Bond Portfolio	6.66	0.00	43,374	(99,650)	106,361	0	11	0
Allspring Real Return Portfolio	9.91	8.31	237,210	(289,644)	847,048	55,886	143	20,293,676
Allspring Small Company Value Portfolio	0.35	0.32	187,657	(148,024)	0	26,214	83	2,021,187
Allspring Strategic Retirement Bond Portfolio	15.45	0.00	48,277	(607,024)	516,413	0	22	0
			$9,088,287	$(12,713,067)	$2,574,330	$968,990	$3,517	$187,855,264
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index Futures	20	3-10-2022	$3,402,053	$3,289,697	$0	$(112,356)
Japanese Yen Futures	162	3-14-2022	17,799,244	17,631,675	0	(167,569)
Bloomberg Commodity Index Futures	857	3-16-2022	9,054,994	9,816,935	761,941	0
E-Mini Nasdaq 100 Index	59	3-18-2022	18,782,841	16,789,040	0	(1,993,801)
E-Mini Russell 2000 Index	43	3-18-2022	4,368,531	4,395,675	27,144	0
E-Mini S&P 500 Financial Select Sector Index	31	3-18-2022	3,709,955	3,670,013	0	(39,942)
MSCI Emerging Markets Index	11	3-18-2022	643,822	646,525	2,703	0
Short
E-Mini S&P 500 Index	(164)	3-18-2022	(35,527,997)	(35,817,600)	0	(289,603)
MSCI EAFE Index	(67)	3-18-2022	(7,312,035)	(7,235,330)	76,705	0
					$868,493	$(2,603,271)
See accompanying notes to portfolio of investments

4  |  Allspring Spectrum Conservative Growth Fund

Notes to portfolio of investments—February 28, 2022 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with each Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments in underlying mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates and is subject to equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority

Allspring Spectrum Conservative Growth Fund  |  5

Notes to portfolio of investments—February 28, 2022 (unaudited)

to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing each Fund’s assets and liabilities as of February 28, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$147,121,663	$0	$0	$147,121,663
Short-term investments
Investment companies	505,027	0	0	505,027
Investments measured at net asset value*				187,855,264
	147,626,690	0	0	335,481,954
Futures contracts	868,493	0	0	868,493
Total assets	$148,495,183	$0	$0	$336,350,447
Liabilities
Futures contracts	$2,603,271	$0	$0	$2,603,271
Total liabilities	$2,603,271	$0	$0	$2,603,271

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $187,855,264 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of February 28, 2022, $4,640,578 was segregated as cash collateral for open futures contracts.
For the nine months ended February 28, 2022, the Funds did not have any transfers into/out of Level 3.

6  |  Allspring Spectrum Conservative Growth Fund

Notes to portfolio of investments—February 28, 2022 (unaudited)

The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Bloomberg US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg U.S. Aggregate ex-Corporate Index, before fees and expenses
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portoflio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Large Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced U.S. Small Cap Equity Portfolio	Seeks long-term capital appreciation
Allspring High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, before fees and expenses
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Allspring Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg U.S. Treasury Inflation-Linked 1-10 Year Index and 50% to the Bloomberg U.S. Government Intermediate Bond Index, before fees and expenses

Allspring Spectrum Conservative Growth Fund  |  7